Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2024
Basis of Presentation and General Information
Basis of Presentation and General Information

1     Basis of Presentation and General Information

The accompanying condensed consolidated financial statements (unaudited) have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of Danaos Corporation and its subsidiaries (“Danaos” or the “Company”), is the United States Dollar.

Danaos Corporation, formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 11, “Stockholders’ Equity”. The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of container vessels and drybulk vessels that are under the exclusive management of a related party of the Company.

In the opinion of management, the accompanying condensed consolidated financial statements (unaudited) of Danaos and subsidiaries contain all adjustments necessary to state fairly, in all material respects, the Company’s condensed consolidated financial position as of June 30, 2024, the condensed consolidated results of operations for the three and six months ended June 30, 2024 and 2023 and the condensed consolidated cash flows for the six months ended June 30, 2024 and 2023. All such adjustments are deemed to be of a normal, recurring nature. These financial statements should be read in conjunction with the consolidated financial statements and related notes included in Danaos’ Annual Report on Form 20-F for the year ended December 31, 2023. The results of operations for the three and six months ended June 30, 2024, are not necessarily indicative of the results to be expected for the full year. The year-end condensed consolidated balance sheet data was derived from annual financial statements. These condensed consolidated financial statements do not include all disclosures required by accounting principles generally accepted in the United States of America.

The condensed consolidated financial statements (unaudited) have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the condensed consolidated balance sheets and condensed consolidated statements of income, comprehensive income, cash flows and stockholders’ equity at and for each period since their respective incorporation dates.

1     Basis of Presentation and General Information (Continued)

As of June 30, 2024, Danaos included the vessel owning companies (the “Danaos Subsidiaries”) of container vessels and drybulk vessels listed below:

Container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU (1)
Megacarrier (No. 1) Corp.	September 10, 2007	Kota Peony (ex Hyundai Honour)	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Kota Primrose (ex Hyundai Respect)	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Kota Plumbago (ex Hyundai Smart)	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Speed (ex Hyundai Speed)	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Ambition (ex Hyundai Ambition)	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	Pusan C	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	Le Havre	2006	9,580
Oceancarrier (No. 2) Corp.	October 15, 2020	Bremen	2009	9,012
Oceancarrier (No. 3) Corp.	October 15, 2020	C Hamburg	2009	9,012
Blackwell Seaways Inc.	January 9, 2020	Niledutch Lion	2008	8,626
Oceancarrier (No.1) Corp.	February 19, 2020	Kota Manzanillo	2005	8,533
Springer Shipping Co.	April 29, 2019	Belita	2006	8,533
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	America	2004	8,468
Rewarding International Shipping Inc.	October 1, 2019	Kota Santos	2005	8,463
Teushipper (No. 1) Corp.	March 14, 2022	Catherine C (4)	2024	8,010
Teushipper (No. 2) Corp.	March 14, 2022	Greenland (4)	2024	8,010
Boxsail (No. 1) Corp.	March 4, 2022	Interasia Accelerate (4)	2024	7,165
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	Racine	2010	6,500
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere	2009	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Actaea Company Limited	October 14, 2014	Savannah (ex Zim Savannah)	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Dimitra C	2002	6,402
Averto Shipping S.A.	June 12, 2015	Suez Canal	2002	5,610
Sinoi Marine Ltd.	June 12, 2015	Kota Lima	2002	5,544
Oceancarrier (No. 4) Corp.	July 6, 2021	Wide Alpha	2014	5,466
Oceancarrier (No. 5) Corp.	July 6, 2021	Stephanie C	2014	5,466
Oceancarrier (No. 6) Corp.	July 6, 2021	Maersk Euphrates	2014	5,466
Oceancarrier (No. 7) Corp.	July 6, 2021	Wide Hotel	2015	5,466
Oceancarrier (No. 8) Corp.	July 6, 2021	Wide India	2015	5,466
Oceancarrier (No. 9) Corp.	July 6, 2021	Wide Juliet	2015	5,466
Continent Marine Inc.	March 22, 2006	Monaco (ex Zim Monaco)	2009	4,253
Medsea Marine Inc.	May 8, 2006	Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Kingston	2008	4,253
Seacarriers Services Inc.	June 28, 2005	Seattle C	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	Tongala	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A	September 12, 2013	Dimitris C	2001	3,430
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Wellington Marine Inc.	January 27, 2005	Singapore	2004	3,314
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
Vilos Navigation Company Ltd.	May 30, 2013	Zebra	2001	2,602
Trindade Maritime Company	April 10, 2013	Amalia C (2)	1998	2,452
Sarond Shipping Inc.	January 18, 2013	Artotina	2001	2,524
Speedcarrier (No. 7) Corp.	December 6, 2007	Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Progress C	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Phoenix D	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Stride (3)	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Sprinter	1997	2,200
Vessels under construction
Boxsail (No. 2) Corp.	March 4, 2022	Hull No. C7100-8	2024	7,165
Teushipper (No. 3) Corp.	March 14, 2022	Hull No. HN4011	2024	8,010
Teushipper (No. 4) Corp.	March 14, 2022	Hull No. HN4012	2024	8,010
Boxsail (No. 3) Corp.	March 4, 2022	Hull No. CV5900-07	2025	6,014
Boxsail (No. 4) Corp.	March 4, 2022	Hull No. CV5900-08	2025	6,014
Boxline (No. 1) Corp.	June 7, 2023	Hull No. YZJ2023-1556	2026	8,258
Boxline (No. 2) Corp.	June 7, 2023	Hull No. YZJ2023-1557	2026	8,258
Boxline (No. 3) Corp.	February 2, 2024	Hull No. YZJ2024-1612	2026	8,258
Boxline (No. 4) Corp.	February 2, 2024	Hull No. YZJ2024-1613	2027	8,258
Boxline (No. 5) Corp.	March 8, 2024	Hull No. YZJ2024-1625	2027	8,258
Boxline (No. 6) Corp.	March 8, 2024	Hull No. YZJ2024-1626	2027	8,258
Boxline (No. 7) Corp.	May 30, 2024	Hull No. YZJ2024-1668	2027	8,258
Boxsail (No. 5) Corp.	June 13, 2024	Hull No. C9200-7	2027	9,200
Boxsail (No. 6) Corp.	June 13, 2024	Hull No. C9200-8	2027	9,200
(1)	Twenty-feet equivalent unit, the international standard measure for containers and container vessels capacity.

1     Basis of Presentation and Gopeneral Information (Continued)

(2)	The sale of Amalia C was completed in January 2023.
(3)	The Stride was sold for scrap in March 2024.
(4)	The Interasia Accelerate, Greenland and Catherine C were delivered in the second quarter of 2024.

Capesize drybulk vessels:

Company	Date of Incorporation	Vessel Name	Year Built	DWT(1)
Bulk No. 1 Corp.	July 14, 2023	Integrity	2010	175,996
Bulk No. 2 Corp.	July 14, 2023	Achievement	2011	175,850
Bulk No. 3 Corp.	July 14, 2023	Ingenuity	2011	176,022
Bulk No. 4 Corp.	July 14, 2023	Genius	2012	175,580
Bulk No. 5 Corp.	July 14, 2023	Peace	2010	175,858
Bulk No. 6 Corp.	September 15, 2023	W Trader	2009	175,879
Bulk No. 7 Corp.	September 25, 2023	E Trader	2009	175,886
Bulk No. 9 Corp.	February 2, 2024	Gouverneur (ex Xin Hang) (2)	2010	178,043
Bulk No. 10 Corp.	February 15, 2024	Valentine (ex Star Audrey) (2)	2011	175,125
Contracted drybulk vessels
Bulk No. 8 Corp.	January 31, 2024	Danaos (ex Guo May) (3)	2011	176,536
(1)	DWT, dead weight tons, the international standard measure for drybulk vessels capacity.
(2)	The vessels were delivered in the second quarter of 2024.
(3)	The vessel was delivered in July 2024.

Impact of the wars in Ukraine and Gaza on the Company’s Business

The current conflict between Russia and Ukraine, and related sanctions imposed by the U.S., EU and others, adversely affect the crewing operations of the Company’s Manager, which has crewing offices in St. Petersburg, Odessa and Mariupol (damaged by the war), and trade patterns involving ports in the Black Sea or Russia, and as well as impacting world energy supply and creating uncertainties in the global economy, which in turn impact containership and drybulk demand. The extent of the impact will depend largely on future developments.

The war between Israel and Hamas in the Gaza Strip, potential disruption of shipping routes such as Houthi attacks in the Red Sea and the Gulf of Aden, has not affected the Company’s business to date; however, an escalation of these conflicts could have reverberations on the regional and global economies that could have the potential to adversely affect demand for cargoes and the Company’s business.